Material Accounting Policies - Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates (Details)	12 Months Ended
Dec. 31, 2024
Buildings [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Mainly Percentage	4.00%
Buildings [Member] | Bottom of Range [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Assets at annual rates Percentage	2.50%
Buildings [Member] | Top of Range [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Assets at annual rates Percentage	4.00%
Machinery and equipment [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Mainly Percentage	15.00%
Machinery and equipment [Member] | Bottom of Range [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Assets at annual rates Percentage	10.00%
Machinery and equipment [Member] | Top of Range [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Assets at annual rates Percentage	20.00%
Vehicles [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Assets at annual rates Percentage	15.00%
Mainly Percentage	15.00%
Computers, software, equipment and office furniture [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Mainly Percentage	33.00%
Computers, software, equipment and office furniture [Member] | Bottom of Range [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Assets at annual rates Percentage	6.00%
Computers, software, equipment and office furniture [Member] | Top of Range [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Assets at annual rates Percentage	33.00%
Leasehold improvements [Member]
Schedule of Depreciation on a Straight-line Basis Over the Useful Life of the Assets at Annual Rates [Line Items]
Assets at annual rates Percentage	[1]
Mainly Percentage	10.00%

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.